Advance to Suppliers, Net - Schedule of Movements in Allowance of Doubtful Accounts (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Movements in Allowance of Doubtful Accounts [Abstract]
Beginning balance	¥ 5,216,045
Additions		5,216,045
Reversal	(344,330)
Ending balance	¥ 4,871,715	¥ 5,216,045